Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Disclosure of information about revenue and other income
During the years ended December 31, 2024 and 2023, the Company had the following sources of revenue and other income:

	For the year ended December 31,
	2024	2023
Royalty revenue*	$23,804	$20,287
Option and other property income	1,724	4,785
Interest income	1,920	1,549
Total	$27,448	$26,621
*Excludes royalty revenue generated from the Company's equity interest in SLM California (Note 6).

Disclosure of detailed information about royalty revenue
During the years ended December 31, 2024 and 2023, the Company had the following sources of royalty revenue:

	For the year ended December 31,
	2024	2023
Timok	$5,216	$8,632
Gediktepe	11,954	6,694
Leeville	4,264	3,135
Balya	1,141	968
Gold Bar South	475	270
Sisorta	196	-
Advanced royalty payments	558	588
Total	$23,804	$20,287